CONTRIBUTION PLAN	12 Months Ended
Aug. 31, 2020
CONTRIBUTION PLAN
CONTRIBUTION PLAN

25.     CONTRIBUTION PLAN

In mainland China, full-time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. Total contributions for such employee benefits were RMB 118,864, RMB 165,472 and RMB 138,235 for the years ended August 31, 2018, 2019 and 2020, respectively.

The Company also provides other defined contribution plans for the benefit of overseas employees. Total contribution for such employee benefits for the year ended August 31, 2020 was recorded in consolidated income statement RMB 16,748.